UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22967

Nuveen Minnesota Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Minnesota Municipal Income Fund (NMS)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.5% (100.0% of Total Investments)

	Consumer Staples – 0.9% (0.6% of Total Investments)
$ 700	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company	7/20 at 100.00	BBB+	$ 786,072
	Project, Series 2010, 5.650%, 6/01/27
	Education and Civic Organizations – 29.7% (20.3% of Total Investments)
390	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company,	No Opt. Call	BBB–	402,870
	Series 2012A, 5.000%, 6/01/43
1,250	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB	1,310,188
	Series 2008A, 7.000%, 8/01/38
700	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy	No Opt. Call	BBB–	732,312
	Building Company, Series 2012A, 5.000%, 12/01/43
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/18 at 102.00	BBB–	1,068,960
	Schools Academy, Series 2010A, 5.600%, 11/01/30
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 100.00	BBB–	629,896
	Academy, Series 2014A, 5.750%, 8/01/44
200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A,	7/24 at 100.00	BBB–	212,124
	5.000%, 7/01/44
1,400	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School,	7/23 at 100.00	BB	1,509,298
	Series 2013A, 6.000%, 7/01/43
1,000	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010,	8/18 at 100.00	BBB+	1,045,730
	4.250%, 8/01/20
1,700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series	5/15 at 100.00	Baa3	1,704,148
	2006-J-1, 5.000%, 5/01/28
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding
	Series 2007-6-R:
500	5.500%, 5/01/24	5/17 at 100.00	N/R	521,520
1,000	5.500%, 5/01/27	5/17 at 100.00	N/R	1,039,620
200	5.500%, 5/01/37	5/17 at 100.00	N/R	206,820
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series	No Opt. Call	Aa3	592,440
	2012-7S, 3.250%, 5/01/36
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and	5/15 at 100.00	Baa2	1,002,790
	Design, Refunding Series 2006-6K, 5.000%, 5/01/26
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	4/17 at 100.00	A2	1,077,890
	Series 2009-6X, 5.250%, 4/01/39
2,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	10/19 at 100.00	A2	2,252,260
	Series 2009-7A, 5.000%, 10/01/39
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project,	9/24 at 100.00	BB+	719,438
	Series 2014A, 5.000%, 9/01/44
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series	12/21 at 100.00	BBB–	497,461
	2004A, 5.500%, 12/01/33
500	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	522,035
	Hmong Education Reform Company, Series 2012A, 5.250%, 9/01/32
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/21 at 100.00	BBB–	1,264,417
	Nova Classical Academy, Series 2011A, 6.375%, 9/01/31
1,680	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	1,699,320
	Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue	10/17 at 100.00	A3	529,710
	Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24
1,875	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of	12/15 at 100.00	BBB–	1,888,800
	Peace Academy Project, Series 2006A, 5.000%, 12/01/36
360	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul	3/23 at 100.00	BBB–	367,366
	Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43
800	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	12/22 at 100.00	BBB–	839,088
	Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33
2,000	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	2,378,640
24,480	Total Education and Civic Organizations			26,015,141
	Health Care – 31.4% (21.4% of Total Investments)
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,024,840
	Refunding Series 2007, 5.000%, 6/01/29
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services
	Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	414,116
230	4.000%, 4/01/31	4/22 at 100.00	BBB	237,091
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital
	Corporation, Series 2007:
20	5.000%, 5/01/20	5/17 at 100.00	Baa1	21,492
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,062,430
2,210	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series	9/15 at 100.00	Baa1	2,233,205
	2005, 5.000%, 9/01/35
2,675	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	3,153,878
	Services, Series 2008A, 6.625%, 11/15/28
535	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	628,074
	2008B, 6.500%, 11/15/38 – AGC Insured
3,750	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds,	2/18 at 100.00	AA	4,017,525
	Essentia Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured
35	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/15 at 100.00	AA–	35,082
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
25	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/15 at 100.00	A	25,114
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding	12/20 at 100.00	N/R	726,280
	Series 2013A, 4.400%, 12/01/33
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds,
	Series 2013C:
240	4.500%, 12/01/25	12/20 at 100.00	N/R	251,806
190	4.750%, 12/01/27	12/20 at 100.00	N/R	200,205
160	5.000%, 12/01/28	12/20 at 100.00	N/R	168,677
310	5.400%, 12/01/33	12/20 at 100.00	N/R	329,818
500	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	A1	561,290
	2010A, 5.125%, 5/01/30
2,215	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet	7/19 at 100.00	A	2,557,926
	Health Services, Series 2009, 5.750%, 7/01/39
1,430	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A	1,496,609
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
1,625	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina	11/19 at 100.00	AA–	1,860,170
	Health System, Series 2009A-1, 5.250%, 11/15/29
	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus,
	Series 2005A:
700	5.750%, 5/01/25	5/15 at 100.00	BB+	703,591
500	5.875%, 5/01/30	5/15 at 100.00	BB+	502,390
900	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	904,509
	2005B, 6.000%, 5/01/30
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,008,800
	Project, Series 2007-1, 5.000%, 8/01/36
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical
	Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	799,815
630	5.000%, 9/01/34	9/24 at 100.00	A	715,441
1,750	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,803,322
	Series 2005, 6.000%, 11/15/30
25,505	Total Health Care			27,443,496
	Housing/Multifamily – 7.8% (5.3% of Total Investments)
1,700	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project,	6/20 at 100.00	Aaa	1,813,526
	Series 2010, 4.500%, 6/01/26
960	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats	10/15 at 100.00	Aa1	966,998
	Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)
1,155	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, GNMA Collateralized Mortgage	5/15 at 101.00	Aa1	1,165,892
	Loans – Seward Towers Project, Series 2003, 5.000%, 5/20/36
	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2011:
355	5.050%, 8/01/31	8/21 at 100.00	AA+	382,733
1,700	5.450%, 8/01/41	8/21 at 100.00	AA+	1,868,759
655	Saint Paul Housing and Redevelopment Authority, Minnesota, GNMA Collateralized Multifamily	5/15 at 100.00	Aa1	655,707
	Housing Revenue Bonds, Selby Grotto Housing Project, Series 2001A, 5.500%, 9/20/44
	(Alternative Minimum Tax)
6,525	Total Housing/Multifamily			6,853,615
	Housing/Single Family – 8.1% (5.5% of Total Investments)
139	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	7/16 at 100.00	AA+	143,273
	City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)
230	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities	7/21 at 100.00	Aaa	247,061
	Program, Series 2011D, 4.700%, 1/01/31
2,885	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%,	7/16 at 100.00	AA+	2,929,400
	7/01/27 (Alternative Minimum Tax)
10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	10,079
	7/01/38 (Alternative Minimum Tax)
265	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%,	1/18 at 100.00	AA+	275,338
	7/01/33 (Alternative Minimum Tax)
705	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2009E,	7/19 at 100.00	AA+	746,567
	5.100%, 1/01/40
700	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C,	1/23 at 100.00	AA+	706,104
	3.900%, 7/01/43
2,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C,	7/24 at 100.00	AA+	1,999,940
	3.500%, 1/01/32
6,934	Total Housing/Single Family			7,057,762
	Industrials – 3.8% (2.6% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2006-1A:
580	4.850%, 12/01/17 (Alternative Minimum Tax)	6/16 at 100.00	A+	601,692
610	4.875%, 12/01/18 (Alternative Minimum Tax)	6/16 at 100.00	A+	630,203
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2013-1:
1,400	4.500%, 6/01/33	6/21 at 100.00	A+	1,490,188
600	4.750%, 6/01/39	6/21 at 100.00	A+	648,468
3,190	Total Industrials			3,370,551
	Long-Term Care – 13.4% (9.1% of Total Investments)
485	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc.	11/24 at 100.00	N/R	493,216
	Project, Series 2014, 5.125%, 11/01/49
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation	11/24 at 100.00	A3	390,279
	Project, Series 2014, 4.000%, 11/01/39
500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project,	11/19 at 100.00	A3	535,760
	Series 2011, 5.000%, 11/01/41
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding	7/20 at 100.00	N/R	901,014
	Series 2013, 5.200%, 3/01/43
435	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project,	5/15 at 100.00	N/R	435,274
	Series 2006A, 5.000%, 12/01/31
700	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen – Second Century &	9/18 at 100.00	N/R	705,761
	Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory
	put 9/01/24)
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series	11/22 at 100.00	N/R	1,387,665
	2012, 4.750%, 11/15/28
1,000	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Eventide	5/15 at 100.00	N/R	1,000,680
	Senior Housing, Series 2006A, 5.150%, 6/01/29
660	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen – Second Century &	9/18 at 100.00	N/R	665,432
	Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory
	put 9/01/24)
900	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard	10/17 at 100.00	N/R	916,209
	Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care	5/23 at 100.00	N/R	517,750
	Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48
1,291	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds,	4/17 at 100.00	N/R	1,322,903
	Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care	No Opt. Call	N/R	102,911
	Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42
385	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	1/23 at 100.00	N/R	393,073
	Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
330	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series	5/19 at 102.00	N/R	361,759
	2012A, 6.000%, 5/01/47
1,000	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC	9/19 at 100.00	N/R	1,072,720
	Project, Series 2011A, 7.000%, 9/01/46
520	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project,	5/15 at 101.00	N/R	523,094
	Series 2007A, 5.250%, 11/01/28
11,411	Total Long-Term Care			11,725,500
	Materials – 3.1% (2.1% of Total Investments)
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	2,686,517
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 9.9% (6.8% of Total Investments)
1,600	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General	2/18 at 100.00	Aa2	1,762,448
	Obligation Bonds, Series 2008A, 4.750%, 2/01/24
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds,	2/25 at 67.23	AA+	142,221
	School Building Series 2015A, 0.000%, 2/01/35
280	Fertile Economic Development Authority, Minnesota, General Obligation of the City, Housing	12/22 at 100.00	A+	291,169
	Development Revenue Bonds, Series 2012A, 4.000%, 12/01/39
1,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2008D, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,079,720
245	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds,	2/23 at 100.00	Aa2	281,951
	School Building Series 2014A, 5.000%, 2/01/35
1,500	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	2/24 at 100.00	AA+	1,636,335
	Series 2014A, 4.000%, 2/01/30
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund	6/17 at 100.00	A+	1,055,960
	Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)
350	South Washington County Independent School District 833, Minnesota, General Obligation Bonds,	2/24 at 100.00	Aa2	372,193
	Alternate Facilities Series 2014A, 3.500%, 2/01/27
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds,	2/23 at 100.00	AAA	2,036,192
	School Building Series 2014A, 3.500%, 2/01/31
8,245	Total Tax Obligation/General			8,658,189
	Tax Obligation/Limited – 10.4% (7.1% of Total Investments)
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital	2/22 at 77.70	Aa2	996,032
	Appreciation Series 2012A, 0.000%, 2/01/28 – AGM Insured
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series	3/23 at 100.00	N/R	123,677
	2015, 4.000%, 3/01/30 (WI/DD, Settling 3/12/15)
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011,	8/21 at 100.00	AA	2,512,519
	5.000%, 8/01/31
1,100	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 3.000%, 3/01/30	No Opt. Call	AA	1,061,181
590	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	5/15 at 100.00	N/R	590,271
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue	12/17 at 100.00	AA+	541,205
	Bonds, Jimmy Lee Recreational Center, Series 2008, 5.000%, 12/01/32
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment
	Revenue Refunding Bonds, Series 2012:
450	5.000%, 9/01/26	No Opt. Call	N/R	473,594
130	5.000%, 3/01/29	No Opt. Call	N/R	136,010
	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G:
250	5.000%, 11/01/30	11/24 at 100.00	A+	290,805
800	3.750%, 11/01/33	11/24 at 100.00	A+	804,912
1,050	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,160,838
	5.000%, 10/01/25
400	Washington County Housing and Redevelopment Authority, Minnesota, Municipal Facility	5/15 at 100.00	Baa2	400,668
	Lease Revenue Bonds, Lower St. Croix Valley Fire Protection District Project, Series 2003,
	5.125%, 2/01/24
9,225	Total Tax Obligation/Limited			9,091,712
	Transportation – 1.5% (1.1% of Total Investments)
200	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	A	213,508
	Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)
200	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/24 at 100.00	A	229,524
	Subordinate Lien, Refunding Series 2014A, 5.000%, 1/01/31
800	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking	8/18 at 102.00	A+	900,744
	Facilities Project, Refunding Series 2010A, 5.000%, 8/01/30
1,200	Total Transportation			1,343,776
	U.S. Guaranteed – 3.1% (2.1% of Total Investments) (4)
1,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.350%,	4/15 at 100.00	N/R (4)	1,000,180
	2/01/30 (Pre-refunded 4/01/15)
600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	4/15 at 100.00	N/R (4)	603,576
	Refunding Series 2005, 5.650%, 2/01/27 (Pre-refunded 4/06/15)
65	Minnesota State, General Obligation Bonds, Series 2007, 5.000%, 8/01/25 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	71,949
1,000	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds,	2/16 at 100.00	AA– (4)	1,043,460
	Series 2005A, 5.000%, 2/01/31 (Pre-refunded 2/01/16)
2,665	Total U.S. Guaranteed			2,719,165
	Utilities – 18.4% (12.6% of Total Investments)
500	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series	10/15 at 100.00	A2	512,430
	2005A, 5.000%, 10/01/30
10	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A,	5/15 at 100.00	A2	10,044
	6.100%, 10/01/30
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A,	10/24 at 100.00	A2	516,910
	4.000%, 10/01/33
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding
	Series 2008A:
300	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	334,014
1,000	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA	1,098,260
1,000	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	1,104,460
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
8,600	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	8,044,354
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	908,369
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	2,439,760
135	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	100,231
40	0.000%, 1/01/27 – NPFG Insured	No Opt. Call	AA–	28,293
1,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	1,034,630
	4.000%, 1/01/40
17,255	Total Utilities			16,131,755
	Water and Sewer – 5.0% (3.4% of Total Investments)
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Series 2009B:
1,800	0.000%, 10/01/21	4/19 at 89.45	AA+	1,524,240
1,800	0.000%, 10/01/22	4/19 at 85.14	AA+	1,444,752
1,800	0.000%, 10/01/23	4/19 at 80.85	AA+	1,365,876
5,400	Total Water and Sewer			4,334,868
$ 125,385	Total Long-Term Investments (cost $118,374,133)			128,218,119
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (50.4)% (5)			(44,100,000)
	Other Assets Less Liabilities – 3.9%			3,373,505
	Net Assets Applicable to Common Shares – 100%			$ 87,491,624

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$128,218,119	$ —	$128,218,119

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $118,281,727.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$9,995,062
Depreciation	(58,670)
Net unrealized appreciation (depreciation) of investments	$9,936,392

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.4%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Minnesota Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015